Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Income tax expense (benefit)
	2017	2016	2015
Current:
Federal	$3,033	$(884,000)	$884,000
State	800	800	800
Foreign	4,686	-	-
Total	$8,519	$(883,200)	$884,800

Schedule of reconciliation of the income tax at statutory tax rate

	2017	2016	2015
Tax expense (benefit) at statutory rate	$(2,292,820)	$(1,158,300)	$987,000
Prepayment from related parties	-	(286,300)	286,300
Net operating loss carryforwards (NOLs)	1,760,600	717,600	(345,000)
Stock-based compensation expense	594,800	8,000	-
Amortization expense	(11,200)	(168,300)	(28,100)
Others	(42,861)	4,100	(15,400)
Tax (benefit) at effective tax rate	$8,519	$(883,200)	$884,800

Schedule of deferred tax assets (liability)
	2017	2016
Net operating loss carryforwards (NOLs)	$2,057,000	$519,000
Stock-based compensation expense	489,000	8,000
Accrued expenses and unpaid payable	443,000	35,000
Tax credit carryforwards	68,000	63,000
Excess of tax amortization over book amortization	(658,000)	(230,000)
	2,399,000	395,000
Valuation allowance	(2,399,000)	(395,000)
Net	$-	$-